Revenue - Disaggregation of Revenue by Major Sources (Details) - CAD ($) $ in Millions		12 Months Ended
	Mar. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue
Revenue from contracts with customers		$ 5,161	$ 4,940
Other sources of revenue		426	555
Total revenue		5,587	5,495
Contract term	20 years
Commodity sales contracts
Disaggregation of Revenue
Revenue from contracts with customers		2,436	2,225
Midstream service contracts
Disaggregation of Revenue
Revenue from contracts with customers		277	145
Gas sales and transportation services
Disaggregation of Revenue
Revenue from contracts with customers		2,394	2,501
Storage services
Disaggregation of Revenue
Revenue from contracts with customers		25	28
Other
Disaggregation of Revenue
Revenue from contracts with customers		29	41
Revenue from alternative revenue programs
Disaggregation of Revenue
Other sources of revenue		96	30
Leasing revenue
Disaggregation of Revenue
Other sources of revenue		240	243
Risk management and trading activities
Disaggregation of Revenue
Other sources of revenue		81	262
Risk management and trading activities | GAIL
Disaggregation of Revenue
Other sources of revenue		437	505
Other
Disaggregation of Revenue
Other sources of revenue		9	20
Utilities
Disaggregation of Revenue
Total revenue		3,817	4,044
Midstream
Disaggregation of Revenue
Total revenue		1,635	1,228
Operating Segments
Disaggregation of Revenue
Total revenue		5,588	5,527
Operating Segments | Utilities
Disaggregation of Revenue
Revenue from contracts with customers		3,766	3,966
Other sources of revenue		51	78
Total revenue		3,817	4,044
Operating Segments | Utilities | Commodity sales contracts
Disaggregation of Revenue
Revenue from contracts with customers		1,338	1,428
Operating Segments | Utilities | Midstream service contracts
Disaggregation of Revenue
Revenue from contracts with customers		0	0
Operating Segments | Utilities | Gas sales and transportation services
Disaggregation of Revenue
Revenue from contracts with customers		2,394	2,501
Operating Segments | Utilities | Storage services
Disaggregation of Revenue
Revenue from contracts with customers		25	28
Operating Segments | Utilities | Other
Disaggregation of Revenue
Revenue from contracts with customers		9	9
Operating Segments | Utilities | Revenue from alternative revenue programs
Disaggregation of Revenue
Other sources of revenue		96	30
Operating Segments | Utilities | Leasing revenue
Disaggregation of Revenue
Other sources of revenue		1	1
Operating Segments | Utilities | Risk management and trading activities
Disaggregation of Revenue
Other sources of revenue		(31)	52
Operating Segments | Utilities | Other
Disaggregation of Revenue
Other sources of revenue		(15)	(5)
Operating Segments | Midstream
Disaggregation of Revenue
Revenue from contracts with customers		1,374	894
Other sources of revenue		261	334
Total revenue		1,636	1,260
Operating Segments | Midstream | Commodity sales contracts
Disaggregation of Revenue
Revenue from contracts with customers		$ 1,097	746
Contract term		1 year
Operating Segments | Midstream | Midstream service contracts
Disaggregation of Revenue
Revenue from contracts with customers		$ 277	145
Operating Segments | Midstream | Gas sales and transportation services
Disaggregation of Revenue
Revenue from contracts with customers		0	0
Operating Segments | Midstream | Storage services
Disaggregation of Revenue
Revenue from contracts with customers		0	0
Operating Segments | Midstream | Other
Disaggregation of Revenue
Revenue from contracts with customers		0	3
Operating Segments | Midstream | Revenue from alternative revenue programs
Disaggregation of Revenue
Other sources of revenue		0	0
Operating Segments | Midstream | Leasing revenue
Disaggregation of Revenue
Other sources of revenue		139	137
Operating Segments | Midstream | Risk management and trading activities
Disaggregation of Revenue
Other sources of revenue		112	188
Operating Segments | Midstream | Other
Disaggregation of Revenue
Other sources of revenue		10	9
Operating Segments | Corporate/Other
Disaggregation of Revenue
Revenue from contracts with customers		21	80
Other sources of revenue		114	143
Operating Segments | Corporate/Other | Commodity sales contracts
Disaggregation of Revenue
Revenue from contracts with customers		1	51
Operating Segments | Corporate/Other | Midstream service contracts
Disaggregation of Revenue
Revenue from contracts with customers		0	0
Operating Segments | Corporate/Other | Gas sales and transportation services
Disaggregation of Revenue
Revenue from contracts with customers		0	0
Operating Segments | Corporate/Other | Storage services
Disaggregation of Revenue
Revenue from contracts with customers		0	0
Operating Segments | Corporate/Other | Other
Disaggregation of Revenue
Revenue from contracts with customers		20	29
Operating Segments | Corporate/Other | Revenue from alternative revenue programs
Disaggregation of Revenue
Other sources of revenue		0	0
Operating Segments | Corporate/Other | Leasing revenue
Disaggregation of Revenue
Other sources of revenue		100	105
Operating Segments | Corporate/Other | Risk management and trading activities
Disaggregation of Revenue
Other sources of revenue		0	22
Operating Segments | Corporate/Other | Other
Disaggregation of Revenue
Other sources of revenue		$ 14	$ 16